Consolidated Statement of Cash Flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 1,226	$ 1,226	$ 1,111
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total	393	385	332
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	83	91	76
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	752	745	715
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	0	7	(14)
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (2)	$ (2)	$ 2